Investment in Affiliate (Details) ₪ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
		Nov. 30, 2023 USD ($)	Mar. 22, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($) shares	Sep. 01, 2022 USD ($)	Sep. 01, 2022 ILS (₪)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares
Investments in Affiliates [Line Items]
Outstanding amount									$ 98
Bonus			$ 51		$ 140	₪ 480	$ 121	₪ 425
Reduction of monthly fee		$ 10
Outstanding payable									$ 12
Par value per share (in Dollars per share) | $ / shares	[1]
Exchange shares (in Shares) | shares									13,858
Dividing number of exchange shares acquired			$ 288
Jeffs' Brands Holding [Member]
Investments in Affiliates [Line Items]
Owns votings rights percent									49.00%
Maximum [Member]
Investments in Affiliates [Line Items]
Outstanding payable									$ 15
Percentage of exchange shares			4.99%
Minimum [Member]
Investments in Affiliates [Line Items]
Outstanding payable									8
Percentage of exchange shares			2.97%
SciSparc U.S [Member]
Investments in Affiliates [Line Items]
Shares acquired (in Shares) | shares				57
Percentage of issued and outstanding common stock				49.00%
Cash				$ 3,000
Management services cost			$ 20
Outstanding payable									8
Loss an impairment related to investment									955
SciSparc [Member]
Investments in Affiliates [Line Items]
Outstanding payable									$ 15
Issuance of ordinary shares (in Shares) | shares			35,345
Par value per share (in Dollars per share) | $ / shares
Exchange shares (in Shares) | shares			13,858

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.